File No. 33-_______
                     As filed with the SEC on May 31, 2002

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            Pre-Effective Amendment No.
            Post-Effective Amendment No.
      (Check appropriate box or boxes)

                             FEDERATED EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
  (Address of Principal Executive Offices -- Number, Street, City, State, Zip
                                     Code)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service -- Number, Street, City, State, Zip Code)

                                    Copy to:

                          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky, LLP
                               2101 L Street, NW
                           Washington, DC 20037-1526
                                 (202) 828-2218

Approximate Date of Proposed Public Offering: As soon as practicable after this
 Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant's series is on-going.

    The Title of Securities Being Registered: Shares of Beneficial Interest.


             It is proposed that this filing will become effective
                    on June 30, 2002, pursuant to Rule 488.


Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; according, no filing fee is due because Registrant is relying on Section 24(f).







                                FIRSTMERIT FUNDS

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

Dear Shareholder,

      Enclosed is a Proxy Statement seeking your approval of a proposed reorganization of FirstMerit Equity Fund ("FMEF") into Federated Capital Appreciation Fund ("FCAF") and FirstMerit Government Money Market Fund ("FMGMMF") into Automated Government Cash Reserves ("AGCR" and collectively, with FMEF, FCAF, and FMGMMF, the "Funds"). FirstMerit Advisers, Inc. is the investment adviser for FMEF and FMGMMF, and Federated Investment Management Company is the investment adviser of FCAF and AGCR.

      We are recommending the proposed reorganizations because the combination of the Funds would provide the FirstMerit Funds' shareholders the benefits of the larger asset base that will result from each reorganization.

      Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction about voting the proxy is included on the next page.

      If you have any questions regarding the shareholder meeting, please feel free to call a FirstMerit Client Service Representative at 1-800-627-1289.

IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

                                    Sincerely,



                                    --------------
                                    John W. McGonigle

                                    Secretary



June 30, 2002


                                FIRSTMERIT FUNDS

                             FirstMerit Equity Fund
                    FirstMerit Government Money Market Fund


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD August 15, 2002


      TO THE SHAREHOLDERS OF FIRSTMERIT EQUITY FUND and FIRSTMERIT GOVERNMENT MONEY MARKET FUND, each a PORTFOLIO OF FIRSTMERIT FUNDS: A special meeting of the shareholders of FirstMerit Equity Fund and FirstMerit Government Money Market Fund (collectively, the "FirstMerit Funds"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on August 15, 2002, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund would acquire all of the assets of FirstMerit Equity Fund in exchange for Class A shares of Federated Capital Appreciation Fund , a portfolio of Federated Equity Funds, to be distributed pro rata by FirstMerit Equity Fund to holders of its shares, in complete liquidation and termination of FirstMerit Equity Fund (to be voted upon by shareholders of FirstMerit Equity Fund);

2. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Automated Government Cash Reserves would acquire all of the assets of FirstMerit Government Money Market Fund in exchange for shares of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, to be distributed pro rata by FirstMerit Government Money Market Fund to holders of its shares, respectively, in complete liquidation and termination of FirstMerit Government Money Market Fund (to be voted upon by shareholders of FirstMerit Government Money Market Fund); and

3. To transact such other business as may properly come before the meeting or any adjournment thereof.


The Board of Trustees has fixed June 27, 2002, as the record date for the determination of the shareholders entitled to vote at the meeting.

                                                By Order of the Board of
                                                Trustees,




                                                John W. McGonigle
                                                Secretary


June 30, 2002


--------------------------------------------------------------------------------
You can help FirstMerit Funds avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly signing and returning the enclosed proxy card. If you are unable to attend the meeting, please mark, sign, date and return the enclosed proxy card so that the necessary quorum may be represented at the special meeting. The enclosed envelope requires no postage if mailed in the United States.
--------------------------------------------------------------------------------


                                                                     Preliminary



                           PROXY STATEMENT/PROSPECTUS


                                 June 30, 2002

                          Acquisition of the Assets of

                             FIRSTMERIT EQUITY FUND
                        a portfolio of FirstMerit Funds

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-800-627-1289

                    By and in exchange for Class A shares of

                      FEDERATED CAPITAL APPRECIATION FUND
                     a portfolio of Federated Equity Funds

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400

                          Acquisition of the Assets of


                    FIRSTMERIT GOVERNMENT MONEY MARKET FUND
                        A portfolio of FirstMerit Funds

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                         Telephone No.: 1-800-627-1289

                        By and in exchange for shares of

                       AUTOMATED GOVERNMENT CASH RESERVES
                 A portfolio of Money Market Obligations Trust

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No.: 1-800-341-7400

      This Proxy Statement/Prospectus describes the proposals for reorganizations (together, the "Reorganizations") pursuant to separate Plans of Reorganization (together, the "Plans"), pursuant to which FirstMerit Equity Fund and FirstMerit Government Money Market Fund (each a "FirstMerit Fund") would transfer all their assets to Federated Capital Appreciation Fund and Automated Government Cash Reserves (together, the "Federated Funds"), respectively, in exchange for shares of the respective Federated Fund, which, in the case of Federated Capital Appreciation Fund, will consist of Class A Shares ("Federated Fund Shares"). The Federated Fund Shares will be distributed pro rata by each FirstMerit Fund to its respective shareholders in complete liquidation and dissolution of the FirstMerit Fund. As a result of the Reorganizations, each owner of shares of the FirstMerit Funds will become the owner of Federated Fund Shares of the respective Federated Fund, having a total net asset value equal to the total net asset value of his or her holdings in the applicable FirstMerit Fund on the date of the Reorganization (the "Closing Date"). The separate Plans of Reorganization are substantially identical, and a form of such plans is attached as Exhibit A.

      For a comparison of the investment policies of the FirstMerit Fund and the Federated Fund with which your FirstMerit Fund would be combined, see "Comparison of the Funds -- Comparison of Investment Objectives, Policies, and Limitations." Information concerning Federated Fund Shares, as compared to shares of the FirstMerit Funds, is included in this Proxy Statement/Prospectus in the sections entitled "Comparative Fee Tables" and "Information About the Reorganizations -- Description of Federated Fund Shares and Capitalization."

      This Proxy Statement/Prospectus should be retained for future reference. It sets forth concisely the information about each Federated Fund that a prospective investor should know before investing. This Proxy Statement/Prospectus is accompanied by the Prospectus of the Federated Capital Appreciation Fund dated December 31, 2001 and the Prospectus of Automated Government Cash Reserves dated June 30, 2001, which are incorporated herein by reference. Statements of Additional Information for Federated Capital Appreciation Fund dated December 31, 2001 and Automated Government Cash Reserves dated June 30, 2001, Prospectuses and Statements of Additional Information for FirstMerit Equity Fund and FirstMerit Government Money Market Fund, dated January 31, 2002, and a Statement of Additional Information relating to this Proxy Statement/Prospectus dated May 31, 2002, have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. Further information about Federated Capital Appreciation Fund's performance is contained in Federated Capital Appreciation Fund's Annual Report for its fiscal year ended October 31, 2001 and Semi-Annual Report dated April 30, 2002, and further information about the Automated Government Cash Reserves' performance is contained in the Automated Government Cash Reserves' Annual Report for its fiscal year end April 30, 2002, and Semi-Annual Report dated October 31, 2001, each of which is incorporated herein by reference. Further information about the FirstMerit Equity Fund and the FirstMerit Government Money Market Fund performance is contained in the FirstMerit Equity Fund Annual Report and the FirstMerit Government Money Market Fund Annual Report for their fiscal year ended November 30, 2001, and their Semi-Annual Report dated May 31, 2002, each of which are incorporated herein by reference.

      Copies of the Prospectuses, Statements of Additional Information, Annual Reports and other information about the Federated Funds and Firstmerit Funds may be obtained without charge by writing or by calling the Federated Funds at the address and telephone number shown on the previous page.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      THE SHARES OFFERED BY THIS PROXY STATEMENT/PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                               TABLE OF CONTENTS


      SUMMARY

      Reasons for the Proposed Reorganization

      Comparison of Investment Objectives, Policies and Limitations

      Comparison of Risks

      Comparative Fee Tables

      Comparison of Potential Risks and Rewards: Performance Information

      Advisory and Other Fees

      Purchases, Redemptions and Exchange Procedures; Dividends and
         Distributions

      INFORMATION ABOUT THE REORGANIZATION

      Description of the Reorganizations

      Description of Federated Fund Shares and Capitalization

      Federal Income Tax Consequences

      Agreement Among FirstMerit Advisers, Inc., FirstMerit Corporation and
          Federated Investors, Inc.

      Reasons for the Reorganizations

      Comparative Information on Shareholder Rights and
        Obligations

      INFORMATION ABOUT THE FEDERATED FUNDS AND THE FIRSTMERIT FUNDS...

      Federated Funds

      FirstMerit Funds

      ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

      BENEFICIAL SHARE OWNERSHIP OF THE FUNDS AND CERTAIN INTERESTS

      OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      FORM OF AGREEMENT AND PLAN OF REORGANIZATION..................Exhibit A






                                       35

                                    SUMMARY


Reasons for the Proposed Reorganizations

      The Board of Trustees ("Board" or "Trustees") of FirstMerit Funds (the "FirstMerit Trust") has voted to recommend to holders of shares of each FirstMerit Fund the approval of the Plans whereby (a) Federated Capital Appreciation Fund would acquire all of the assets of FirstMerit Equity Fund in exchange for Class A Shares of Federated Capital Appreciation Fund to be distributed pro rata by FirstMerit Equity Fund to its shareholders in complete liquidation and dissolution of FirstMerit Equity Fund; and (b) Automated Government Cash Reserves would acquire all of the assets of FirstMerit Government Money Market Fund in exchange for shares of Automated Government Cash Reserves to be distributed pro rata by FirstMerit Government Money Market Fund to its shareholders in complete liquidation and dissolution of FirstMerit Government Money Market Fund. As a result of the Reorganization, each shareholder of the FirstMerit Funds will become the owner of the applicable Federated Fund's shares having a total net asset value equal to the total net asset value of his or her holdings in the applicable FirstMerit Fund on the date of the Reorganizations, i.e., the Closing Date (as hereinafter defined).

      The Board of FirstMerit Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganizations would be in the best interest of each FirstMerit Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. Management of each FirstMerit Fund believes that the shareholders of each FirstMerit Fund would benefit from the larger asset base that will result from the Reorganization.

 THE BOARD OF TRUSTEES OF FIRSTMERIT TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE
                      FOR APPROVAL OF THE REORGANIZATIONS.



Comparison of Investment Objectives, Policies and Limitations

FEDERATED CAPITAL APPRECIATION FUND - FIRSTMERIT EQUITY FUND

      The Funds' investment objectives are identical, in that both Funds seek to achieve capital appreciation. The Federated Fund is a blend fund, in that the Fund's adviser, Federated Investment Management Company ("FIMC"), looks for stocks in both the growth and value areas of the market. Growth stocks have the potential to increase their earnings faster than the rest of the market, carry a higher level of risk for the short-term, and are generally priced higher relative to the issuer's earnings, since the higher growth potential means paying a higher price in the market. Value stocks are considered "bargains"; many have records of consistently paying dividends to shareholders, and they are considered defensive in that they often resist the fluctuations associated with growth stocks during periods of volatility. The FirstMerit Fund is a growth fund.

      Both Funds use fundamental analysis in selecting securities for investment. The Federated Fund, using FIMC's own quantitative process, rates the future performance potential of companies by evaluating each company's earnings quality in light of their current valuation, and then evaluating the product positioning, management quality and sustainability of current growth trends of those companies. FirstMerit Fund, through its adviser, FirstMerit Advisers, Inc. ("FMAI"), considers each company's earnings and dividend growth prospects, and the risk and volatility of the company's industry. Other factors, such as product position and market share, will also be considered.

      Both funds invest primarily in equity securities of medium and large capitalization companies. The Federated Fund's exposure to any business sector that comprises the Standard & Poor's 500 Index will not be less than 50% or more than 200% of the Index's allocation to that sector. FirstMerit Fund does not have any similar sector limitations. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the market value of 500 stocks representing all major industries. The Federated Fund, unlike FirstMerit Fund, has, as a principal strategy, the ability to participate in initial public offerings without regard to the issuers' market capitalization.

AUTOMATED GOVERNMENT CASH RESERVES - FIRSTMERIT GOVERNMENT MONEY MARKET FUND

      The Funds' investment objectives are substantially identical, in that both Funds seek to achieve current income with stability of principal by investing only in short-term U.S. government securities. Since each Fund is a money market fund, each pursues its investment objective by investing in government securities with remaining maturities of 397 days or less, and the dollar-weighted average maturity of each Fund is 90 days or less. The government securities in which the Federated Fund invests consist of U.S. treasury and government agency securities that pay interest exempt from state income tax. The government securities in which the FirstMerit Fund invests either are issued or are guaranteed by the U.S. government, its agencies, or instrumentalities.

EACH FEDERATED FUND AND FIRSTMERIT FUND

      In addition to the objectives and policies described above, each Federated Fund and FirstMerit Fund is subject to certain investment limitations which are substantially identical to one another, and to certain additional investment policies, all as described in the Prospectuses and Statements of Additional Information of the respective Federated Funds dated December 31, 2001 and June 30, 2001, and the Prospectuses and Statement of Additional Information of the FirstMerit Funds dated January 31, 2002, which set forth in full the investment objectives, policies and limitations of each Federated Fund and FirstMerit Fund, all of which are incorporated by reference herein.

Comparison of Risks

FEDERATED CAPITAL APPRECIATION FUND - FIRSTMERIT EQUITY FUND

      The risks associated with the Federated Fund and the FirstMerit Fund are similar in that both Funds are subject to the general risk of stock market volatility. In addition, because both Funds may invest in companies of medium-size capitalization, they each are subject to the risks that such companies may be more likely to fail than larger companies and that such companies' equity securities may be less readily marketable and subject to greater fluctuation in price than other companies. Also, because each Fund may allocate relatively more assets to certain industry sectors than others, each Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. FirstMerit Fund could, however, entail greater risk than the Federated Fund because it uses the growth style of investing, whereas FirstMerit Fund uses a blend style. Growth stocks typically are riskier investments than value stocks, since they often have higher price/earnings ratios and make little or no dividend payments to shareholders. The blend style used by the Federated Fund combines both the growth and value styles, which may have the effect of reducing the potential volatility of its portfolio.

AUTOMATED GOVERNMENT CASH RESERVES - FIRSTMERIT GOVERNMENT MONEY MARKET FUND

      Since the Federated Fund and the FirstMerit Fund invest in similar securities, an investment in the Federated Fund presents similar risks as investing in the FirstMerit Fund. Investors regard the Treasury securities in which each Fund invests as having the lowest credit risks, and the agency securities in which each Fund exists as having low credit risks, but not as low as Treasury securities. Although each Fund seeks to preserve the value of its shares at $1.00 per share, it is possible to lose money by investing in a Fund. Investments in the Federated Fund and the FirstMerit Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

EACH FEDERATED FUND AND FIRSTMERIT FUND

      A full description of the risks inherent in the investment in each Federated Fund and each FirstMerit Fund is set forth in the Prospectuses and Statements of Additional Information of the respective Federated Funds dated December 31, 2001 and June 30, 2001, and the Prospectuses and Statements of Additional Information of the FirstMerit Funds dated January 31, 2002.


      Comparative Fee Tables

      The Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses incurred by (i) FirstMerit Equity Fund and Class A Shares of Federated Capital Appreciation Fund as of
November 30, 2001, and October 31, 2001, respectively, and pro forma fees for Federated Capital Appreciation Fund after giving effect to the Reorganization; and (ii) FirstMerit Government Money Market Fund and Automated Cash Reserves as of November 30, 2001, and April 30, 2001, respectively, and pro forma fees for Automated Government Cash Reserves after giving effect to the Reorganization.

            FEDERATED CAPITAL APPRECIATION FUND - FIRSTMERIT EQUITY FUND

                                                             Federated  Pro
Shareholder Fees                                 FirstMerit    Fund     Forma
                                                    Fund               Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases     5.50%    5.50%       5.50%
  (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a           None     None         None
  percentage of original purchase price or
  redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested    None     None         None
  Dividends (and other Distributions) (as a
  percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,  None     None         None
  if applicable)
Exchange Fee                                         None     None         None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                       0.75%    0.75%        0.75%
Distribution (12b-1) Fee                             0.25%2   0.25%3       0.25%
Shareholder Services Fee                             0.25%    0.25%        0.25%
Other Expenses                                       0.35%    0.23%        0.23%
Total Annual Fund Operating Expenses                 1.60%    1.48%        1.48%
-------------------------------------
1. Although not contractually obligated to do so,
the Adviser and distributor will waive certain
amounts. These are shown below along with the net
expenses the Funds actually paid for the fiscal
year ending November 30, 2001 and October 31, 2001,
respectively.
                                                     0.25%    0.25%        0.25%
Total Waivers of Fund Expenses
Total Actual Annual Fund Operating Expenses (after   1.35%    1.23%        1.23%
waivers)
2. The Fund did not accrue or charge a distribution (12b-1) fee of 0.25% during the fiscal year ended November 30, 2001. The distributor can accrue its fee and thereby terminate this anticipated voluntary waiver of the distribution (12b-1) fee at any time, at its sole discretion. The Fund has no present intention of paying or accruing the distribution (12b-1) fee of 0.25% for the fiscal year ending November 30, 2002.

3. The Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 2001. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2002.



EXAMPLE
This Example is intended to help you compare the cost of investing in Federated Capital Appreciation Fund's Class A shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Federated Capital Appreciation Fund's Class A shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that Federated Capital Appreciation Fund's Class A shares operating expenses are before waivers as shown in the table and remain the same.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 FirstMerit Federated Pro
                                    Fund      Fund     Forma
                                                      Combined
---------------------------------------------------------------
---------------------------------------------------------------
1 Year
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption           $704      $692     $692
Expenses assuming no redemption          --      $692     $692
3 years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $1,027      $992     $992
Expenses assuming no redemption          --      $992     $992
5 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $1,373    $1,314   $1,314
Expenses assuming no redemption          --    $1,314   $1,314
10 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $2,346    $2,221   $2,221
Expenses assuming no redemption          --    $2,221   $2,221

--------------------------------------------------------------------------------


AUTOMATED GOVERNMENT CASH RESERVES - FIRSTMERIT GOVERNMENT MONEY MARKET FUND

                                                             Federated  Pro
Shareholder Fees                                  FirstMerit    Fund     Forma
                                                    Fund               Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases     None     None         None
  (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a           None     None         None
  percentage of original purchase price or
  redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested    None     None         None
  Dividends (and other Distributions) (as a
  percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,  None     None         None
  if applicable)
Exchange Fee                                         None     None         None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee2                                      0.50%    0.50%        0.50%
Distribution (12b-1) Fee                             None     None         None
Shareholder Services Fee                             None     0.25%        0.25%
Other Expenses                                       0.26%    0.11%        0.11%
Total Annual Fund Operating Expenses                 0.76%    0.86%        0.86%
-------------------------------------
1. Although not contractually obligated to do so,
the Adviser and distributor will waive certain
amounts. These are shown below along with the net
expenses the Funds actually paid for the fiscal
year ending November 30, 2001 and April 30, 2001,
respectively.
                                                     0.20%    0.27%        0.27%
Total Waivers of Fund Expenses
Total Actual Annual Fund Operating Expenses (after   0.56%    0.59%        0.59%
waivers)
2. The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waiver) was 0.30% for FirstMerit Government Money Market Fund and 0.23% for Automated Government Cash Reserves for the fiscal year ended November 30, 2001 and April 30, 2001, respectively.





EXAMPLE
This Example is intended to help you compare the cost of investing in Automated Government Cash Reserves' shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Automated Government Cash Reserves' shares for the time periods indicated and then redeem all of your
Shares at the end of those periods.   The Example also assumes that your
investment has a 5% return each year and that Automated Government Cash Reserves' shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 FirstMerit Federated Pro
                                    Fund      Fund     Forma
                                                      Combined
---------------------------------------------------------------
---------------------------------------------------------------
1 Year
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption            $78       $88      $88
Expenses assuming no redemption          --        --       --
3 years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption           $243      $274     $274
Expenses assuming no redemption          --        --       --
5 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption           $422      $477     $477
Expenses assuming no redemption          --        --       --
10 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption           $942    $1,061   $1,061
Expenses assuming no redemption          --        --       --

--------------------------------------------------------------------------------

                  Comparison Of Potential Risks And Rewards: Performance Information

      The bar charts and tables below compare the potential risks and rewards of investing in each Federated Fund and each FirstMerit Fund. The bar charts provide an indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year for the last year. The tables show how each Fund's average annual total returns for the one year, five years and ten years compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

      Keep in mind that past performance does not guarantee future results.

            Risk/Return Bar Chart

FEDERATED CAPITAL APPRECIATION FUND - FIRSTMERIT EQUITY FUND

      Federated Capital Appreciation Fund


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Class A Shares as of the calendar year-end of ten years.
The "y" axis reflects the "% Total Return" beginning with -10.00% and increasing in increments of 10.00% up to 50.00%.
The "x" axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2001. The percentages noted are: 11.38%, 11.31%, (0.30)%, 37.17%, 18.39%, 30.62%, 20.07%, 43.39%,
(3.76)% and (6.19)%.

The performance information shown above will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares' total returns on a calendar year-end basis. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns displayed for the Fund do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares' total return for the three-month period from January 1, 2002 to March 31, 2002 was 1.94%.

Listed below are the highest and lowest quarterly returns for the Class A Shares of the Federated Capital Appreciation Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Fund Name                     Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Federated Capital             27.57% (quarter ended  (15.34)% (quarter ended
Appreciation Fund (Class A    December 31, 1999)     September 30, 1998)
Shares)
--------------------------------------------------------------------------------


                        FirstMerit Equity Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Shares as of the calendar year-end of seven years.

The "y" axis reflects the "% Total Return" beginning with -30.00% and increasing in increments of 10.00% up to 50.00%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's Shares start of business through the calendar year ended December 31, 2001. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 2001. The percentages noted are: 31.76%, 16.66%, 25.10%, 27.86%, 39.48%, (13.52)% and (26.46)%.

The performance information shown above will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns displayed for the Fund do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was (3.45)%.

Listed below are the highest and lowest quarterly returns of the Shares of FirstMerit Equity Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Fund Name                     Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FirstMerit Equity Fund        27.90% (quarter ended  (25.52)% (quarter ended
                              December 31, 1999)     March 31, 2001)
--------------------------------------------------------------------------------



AUTOMATED GOVERNMENT CASH RESERVES - FIRSTMERIT GOVERNMENT MONEY MARKET FUND

      Automated Government Cash Reserves

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Shares as of the calendar year-end of ten years.

The "y" axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 1.00% up to 7.00%.

The  "x"  axis  represents   calculation  periods  for  the  last  ten
calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2001. The percentages noted are: 3.29%, 2.71%, 3.81%, 5.45%, 4.89%, 5.04%,
4.96%, 4.63%, 5.88% and 3.68%.

      Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based on NAV.

The Fund's total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.34%.


Listed below are the highest and lowest quarterly returns for Automated Government Cash Reserves for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Fund Name                     Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Automated Government Cash     1.52% (quarter ended   0.52% (quarter ended
Reserves                      September 30, 2000)    December 31, 2001)
--------------------------------------------------------------------------------



      FirstMerit Government Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Shares as of the calendar year-end of ten years.

The "y" axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 1.00% up to 7.00%.

The  "x"  axis  represents   calculation  periods  for  the  last  ten
calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2001. The percentages noted are: 3.10%, 2.45%, 3.46%, 5.28%, 4.79%, 4.96%,
4.87%, 4.55%, 5.78% and 3.68%.

      Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based on NAV.

The Fund's total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.34%.

Listed below are the highest and lowest quarterly returns for FirstMerit Government Money Market Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Fund Name                     Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FirstMerit Government Money   1.50% (quarter ended   0.51% (quarter ended
Market Fund                   December 31, 2000)     December 31, 2001)
--------------------------------------------------------------------------------




                        Average Annual Total Return Tables

      The following tables represent each Fund's Average Annual Total Returns
for the period ended     December 31, 2001 for FirstMerit Equity and Government
Money Market Funds and Federated Capital Appreciation Fund. Automated Government Cash Reserves' effective period is December 31, 2000. Each of the returns shown reflects applicable sales charges. Remember, you will not be charged any sales charges in connection with the reorganization of the FirstMerit Funds into the Federated Funds. If the returns shown below did not reflect applicable sales charges, the returns would have been higher. Return Before Taxes is shown. In addition, Return After Taxes is shown for FirstMerit Equity Fund and Federated Capital Appreciation Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown.

      For FirstMerit Equity Fund and Federated Capital Appreciation Fund the tables also show each Fund's total returns averaged over a period of years relative to one or more broad-based market indexes and for certain averages of funds with similar investment objectives. Index returns for the Standard & Poor's 500 Index do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. However, the returns for the Lipper Large Cap Growth Fund Index are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

      Past performance is no guarantee of future results. The information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

FEDERATED CAPITAL APPRECIATION FUND - FIRSTMERIT EQUITY FUND

----------------------------------------------------------------------
As of      Federated    Federated   Federated   Standard    Lipper
December    Capital      Capital     Capital    and        Multi Cap
31, 2001  Appreciation AppreciationAppreciation Poor's    Core Funds
           Fund Class  Fund Class   Fund Class  500        Average**
            A Shares    A Shares     A Shares    Index**
            (Return      (Return      (Return
             Before       After    After Taxes
             Taxes)     Taxes on        on
                       DistributionDistributions
                                   and Sale of
                                       Fund
                                     Shares)*
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
1 Year    (11.35)%     (11.63)%    (6.91)%      (11.88)%  (11.28)%
----------------------------------------------------------------------
----------------------------------------------------------------------
5 Years   13.92%       12.27%      11.10%       10.70%    9.42%
----------------------------------------------------------------------
----------------------------------------------------------------------
10 Years  14.44%       12.69%      11.67%       12.93%    11.86%
----------------------------------------------------------------------




-----------------------------------------------------------------
As of      FirstMerit  FirstMerit FirstMeritStandard  Lipper
December   Equity Fund Equity     Equity    and       Large Cap
 31, 2001    (Return      Fund      Fund    Poor's    Growth
             Before    (Return    (Return   500       Fund
             Taxes)    After      After      Index**   Index**
                       Taxes on   Taxes on
                       DistributioDistributions
                                  and Sale
                                  of Fund
                                  Shares)*
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
1 Year     (30.51)%    (30.51)%   (18.58)%  (11.88)%  (23.87)%
-----------------------------------------------------------------
-----------------------------------------------------------------
5 Years    6.04%       5.14%      5.04%     10.70%    7.50%
-----------------------------------------------------------------
-----------------------------------------------------------------
Start of   10.37%      9.37%      8.61%     15.07%    12.07%
Performance***
-----------------------------------------------------------------

*After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return after Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return after Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

**The Standard & Poor's 500 Index (S&P 500) and Lipper Large Cap Growth Fund Index are broad-based market indexes. The Lipper Multi Cap Core Funds Average is an average of funds with similar investment objectives to the Federated Capital Appreciation Fund.

***The Fund's start of performance date was September 13, 1994.

--------------



AUTOMATED GOVERNMENT CASH RESERVES - FIRSTMERIT GOVERNMENT MONEY MARKET FUND

-----------------------
As of      FirstMerit
December   Government
 31, 2001     Money
             Market
              Fund
-----------------------
-----------------------
Total
Return
-----------------------
-----------------------
1 Year     3.68%
-----------------------
-----------------------
5 Years    4.76%
-----------------------
-----------------------
10 Years   4.29%
-----------------------

The Fund's 7-Day Net Yield as of December 31, 2001 was 1.64%

-----------------------
As of      Federated
December   Automated
31, 2001   Government
              Cash
            Reserves
              Fund
-----------------------
-----------------------
Total
Return
-----------------------
-----------------------
1 Year    3.68%
-----------------------
-----------------------
5 Years   4.84%
-----------------------
-----------------------
10 Years  4.43%
-----------------------


The Fund's 7-Day Net Yield as of December 31, 2001 was 1.55%


Advisory and Other Fees

      The annual investment advisory fee for both Federated Capital Appreciation Fund and FirstMerit Equity Fund is 0.75% of the respective Fund's average daily net assets. Similarly, the annual investment advisory fee for both Automated Government Cash Reserves and FirstMerit Government Money Market Fund is 0.50% of the respective Fund's average daily net assets. Both the investment adviser to the Federated Funds, FIMC, and the investment adviser to the FirstMerit Funds, FMAI, may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the respective Fund advised by FIMC and FMAI. These voluntary waivers or reimbursements may be terminated by FIMC and FMAI, respectively, at any time in each adviser's sole discretion.

      Federated Services Company, an affiliate of FIMC, provides certain administrative personnel and services necessary to operate both the Federated Funds and the FirstMerit Funds. Federated Services Company provides these services, with respect to each of the Federated Funds, at an annual rate based upon the average aggregate daily net assets of all funds advised by FIMC and its affiliates and, with respect to the FirstMerit Funds, at an annual rate based upon the average aggregate net assets of the FirstMerit Trust. In each case, the rate charged is based on a scale that ranges from 0.150% to 0.075%. Federated Services Company's minimum annual administrative fee with respect to each Federated Fund is $125,000 plus $30,000 for each additional class of shares, while the minimum administrative fee with respect to each FirstMerit Fund is $50,000 with respect to FirstMerit Government Money Market Fund and $100,000 for FirstMerit Equity Fund. Federated Services Company may choose voluntarily to waive a portion of its fee. The administrative fee expense for Federated Capital Appreciation Fund for its fiscal year ended October 31, 2001 was $750,075, or 7.53% of average daily net assets, and for FirstMerit Equity Fund for its fiscal year ended November 30, 2001 was $112,993, or 14.67% of average daily net assets, while the administrative fee expense for Automated Government Cash Reserves for its fiscal year ended April 30, 2001 was $527,552, or 7.53% of average daily net assets, and for FirstMerit Government Money Market Fund for its fiscal year ended November 30, 2001 was $307,919, or 14.67% of average daily net assets.

      Each of Federated Capital Appreciation Fund, FirstMerit Equity Fund and Automated Government Cash Reserves has entered into a Shareholder Services Agreement under which it may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreements provide that Federated Shareholder Services Company ("FSSC"), an affiliate of FIMC, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by Funds and FSSC. FirstMerit Government Money Market Fund does not make payments to obtain similar shareholder services.

      Federated Securities Corp. ("FSC"), an affiliate of FIMC, is the principal distributor for shares of both the Federated Funds and the FirstMerit Funds. FirstMerit Equity Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which FirstMerit Equity Fund may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. FirstMerit Equity Fund does not anticipate making or accruing payments under the Distribution Plan in the immediate future. None of FirstMerit Government Money Market Fund, Automated Government Cash Reserves or Federated Capital Appreciation Fund has a Rule 12b-1 plan in effect and, accordingly, does not, nor does FSC, compensate brokers and dealers for sales and administrative services performed in connection with sales of shares of such Funds pursuant to a plan of distribution adopted pursuant to Rule 12b-1.

      FSC and FSSC, from their own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to the Federated Funds. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by FSC may be reimbursed by FIMC or its affiliates.

      The total annual operating expenses for Class A Shares of Federated Capital Appreciation Fund were 1.23% of average daily net assets (after waivers) for the fiscal year ended October 31, 2001. Without such waivers, the expense ratio of Class A Shares of Federated Capital Appreciation Fund would have been 1.48% , or higher by 0.25%, or average daily net assets. The total annual operating expenses for the FirstMerit Equity Fund for the fiscal year ended November 30, 2001 was 1.35% after waivers. Without such waivers, the expense ratio of FirstMerit Equity Fund was 1.60% of average daily net assets for the fiscal year ended November 30, 2001, or approximately 0.25% higher.

      The total annual operating expenses for Automated Government Cash Reserves were 0.59% of average daily net assets (after waivers) for the fiscal year ended April 30, 2001. Without such waivers, the expense ratio would have been 0.86%, or higher by 0.27%, of average daily net assets. The total annual operating expenses for FirstMerit Government Money Market Fund for the fiscal year ended November 30, 2001 was 0.56% after waivers. Without such waivers, the expense ratio of FirstMerit Government Money Market Fund was 0.76% of average daily net assets for the fiscal year ended November 30, 2001, or approximately 0.20% higher.

      Purchases, Redemptions And Exchange Procedures; Dividends And
Distributions

      The transfer agent and dividend disbursing agent for the Funds is the same, Federated Shareholders Services Company. Procedures for the purchase, exchange, and redemption of the Federated Funds' shares differ slightly from procedures applicable to the purchase, exchange, and redemption of the FirstMerit Funds' shares. Reference is made to the Prospectuses of the Federated Funds and the Prospectuses of the FirstMerit Funds for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of Federated Funds and FirstMerit Funds' shares, respectively, each of which is incorporated by reference thereto. Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to the Federated Funds' shares and the FirstMerit Funds' shares.

            Minimum Investments

-------------------------------------------------------------------------------
Fund          Initial   Subsequent  Retirement    Retirement       Systematic
              InvestmentInvestment     Plan          Plan       Investment Plan
               Minimum   Minimum    Investment    Subsequent       Subsequent
                                     Minimum      Investment       Investment
                                                    Minimum         Minimum
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated      $1,500      $100        $250          $100             $50
Capital
Appreciation
Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FirstMerit     $1,000      $100         NA            NA              $100
Equity Fund
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Fund          Initial   Subsequent  Retirement    Retirement       Systematic
              InvestmentInvestment     Plan          Plan       Investment Plan
               Minimum   Minimum    Investment    Subsequent       Subsequent
                                     Minimum      Investment       Investment
                                                    Minimum         Minimum
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Automated      $25,000     None         NA            NA               NA
Government
Cash Reserves
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FirstMerit     $1,000      $100         NA            NA              $100
Government
Money  Market
Fund
-------------------------------------------------------------------------------


      Initial Investment Minimums of the Federated Funds will be waived for purposes of the Reorganization.

      Purchases of shares of Federated Capital Appreciation Fund may be made through an investment professional, directly from the Fund or through an exchange from another Federated mutual fund. Purchases through investment professionals may be subject to higher or lower minimum investment requirements. Purchases of FirstMerit Equity Fund may be made through FirstMerit Bank for its trust customers, through FirstMerit Securities, Inc., through an exchange from FirstMerit Government Money Market Fund or directly from the Fund. Federated Capital Appreciation Fund and FirstMerit Equity Fund reserve the right to reject any purchase request.

      Purchases of shares of Automated Government Cash Reserves may be made through an investment professional, directly from the Fund or by automatic investment with a financial institution. Purchases through investment professionals may be subject to higher or lower minimum investment requirements. Purchases of FirstMerit Government Money Market Fund may be made through FirstMerit Bank for its trust customers, through FirstMerit Securities, Inc., through an exchange from FirstMerit Equity Fund or directly from the Fund. Automated Government Cash Reserves and FirstMerit Government Money Market Fund reserve the right to reject any purchase request.

      The purchase price of Federated Capital Appreciation Fund's Class A shares is based on net asset value, plus any applicable sales charges. However, shareholders of FirstMerit Equity Fund will not be charged these sales charges in connection with the Reorganization. The purchase price of FirstMerit Equity Fund is based on net asset value, plus any applicable sales charges. The purchase price of both Automated Government Cash Reserves' shares and FirstMerit Government Money Market Fund is based on net asset value.

      Purchase orders are effected at the offering price next calculated after receipt of the order. The net asset value per share for Federated Capital Appreciation Fund and FirstMerit Equity Fund is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business ("NYSE Closing Time"). The net asset value per share for Automated Government Cash Reserves is calculated at 12:00 noon, 1:00 p.m. (Eastern time) and as of the NYSE Closing Time. The net asset value per share for FirstMerit Government Money Market Fund is calculated at 12:00 noon, 3:00 p.m. (Eastern time) and as of the NYSE
Closing Time. The Funds also provide the following purchase options: by a Systematic Investment Program established with the Fund; and through a depository institution that is an automated clearing house (ACH) member. Additionally, the Federated Funds can be purchased through a retirement account.

      Class A Shares of Federated Capital Appreciation Fund may be exchanged at net asset value for Class A Shares of certain other funds for which FIMC (or its affiliates) serves as adviser. Shares of Federated Capital Appreciation Fund may be exchanged through an investment professional if you purchased shares through an investment professional or directly from the Fund if you purchased shares directly from the Fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes. Shares of each FirstMerit Fund may be exchanged for shares of the other FirstMerit Fund, and may in addition be exchanged for certain other mutual funds distributed by Federated Securities Corp. that are not advised by FirstMerit Advisers, Inc. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes.

      Redemptions of Class A shares of Federated Capital Appreciation Fund and shares of FirstMerit Equity Fund may be made through an investment professional, by telephone or by mailing a written request. Shares of the Federated Funds are redeemed at their net asset value next determined after the redemption request is received in proper form on each day on which the Fund computes its net asset value. Proceeds normally are wired or mailed within one business day after receiving a request in proper form, although payment may be delayed up to seven days. The Federated Funds offer the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

      Redemptions of shares of the FirstMerit Funds may be made through FirstMerit Bank for its trust customers or through FirstMerit Securities, Inc. by telephone or by mailing a written request. Shares of the FirstMerit Funds are redeemed at the net asset value next determined after the redemption request is received in proper form on each day that the Funds compute their net asset value. Proceeds normally are wired or mailed within one business day after receiving a request in proper form, although payment may be delayed up to seven days. The FirstMerit Funds offer the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.





      Dividends and Other Distributions

      Federated Capital Appreciation Fund and FirstMerit Equity Fund declare and pay dividends quarterly, and capital gain distributions, if any, at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

      Automated Government Cash Reserves and FirstMerit Government Money Market Fund declare dividends daily and pay them monthly. Automated Government Cash Reserves and the FirstMerit Government Money Market Fund do not expect to realize any capital gains or losses. Any capital gains distributions, if any, are paid at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.




                     INFORMATION ABOUT THE REORGANIZATIONS


      Description of the Reorganizations

      The following summary is qualified in its entirety by reference to the Plans found in Exhibit A. The Plans provide for the Reorganizations to occur on the Closing Date, which is expected to be on or about August __, 2002. The Plans provide that all of the assets of each FirstMerit Fund will be transferred to the corresponding Federated Fund at 5:00 p.m. Eastern time (the "Effective Time") on the Closing Date of the Reorganizations. In exchange for the transfer of these assets, each Federated Fund will simultaneously issue at the Effective Time of the Reorganizations a number of full and fractional shares of the Federated Fund to the corresponding FirstMerit Fund equal in value to the aggregate net asset value of the corresponding FirstMerit Fund calculated before the Effective Time of the Reorganizations.

      Following the transfer of assets in exchange for shares of the respective Federated Fund, each corresponding FirstMerit Fund will distribute all the shares of the respective Federated Fund pro rata to its shareholders of record in complete liquidation. Shareholders of each FirstMerit Fund owning shares at the Effective Time of the Reorganizations will receive a number of shares of the corresponding Federated Fund with the same aggregate value as the shareholder had in the FirstMerit Fund immediately before the Reorganizations. Such distribution will be accomplished by the establishment of accounts in the names of each FirstMerit Fund's shareholders on the share records of the corresponding Federated Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the Federated Fund due to the shareholders of the corresponding FirstMerit Fund. The FirstMerit Trust will then be terminated. The Federated Funds do not issue share certificates to shareholders. Shares of each Federated Fund to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by FirstMerit Funds' shareholders.

      The Plans contain customary representations, warranties and conditions. The Plans provide that the consummation of the Reorganizations with respect to each FirstMerit Fund and the corresponding Federated Fund is conditioned upon, among other things: (i) approval of the Reorganization by the relevant FirstMerit Fund's shareholders; (ii) the receipt by the FirstMerit Trust and the Federated Trust of a tax opinion to the effect that the Reorganization will be tax-free to the FirstMerit Fund, its shareholders and the Federated Fund. Either Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of Trustees of the FirstMerit Trust, Federated Equity Funds or Money Market Obligations Trust, as the case may be, determines that the Reorganization is not in the best interest of the shareholders of the FirstMerit Fund or the corresponding Federated Fund, respectively.

      Costs of Reorganization. The expenses of the Reorganization will be paid by FIMC or its affiliates. Reorganization expenses include, without limitation:
(a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs.

            Description of Federated Fund Shares and Capitalization

      Shares of the Federated Funds to be issued to shareholders of the corresponding FirstMerit Funds under the Plans will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of each Federated Fund provided herewith for additional information about shares of the Federated Fund.

      The following tables show the capitalization of Federated Capital Appreciation Fund, the FirstMerit Equity Fund, and on a pro forma basis as of May 22, 2002:

------------------------------------------
           FirstMeritFederated  Federated
           Equity    Capital    Capital
             Fund    AppreciatioAppreciation
                        Fund    Fund -
                      Class A   Class A
                       Shares    Shares
                                Pro
                                Forma
                                Combined

------------------------------------------
------------------------------------------
Net Assets $54,003,68$1,271,915,$1,325,918,750
------------------------------------------
------------------------------------------
Net Asset  $14.54    $23.60     $23.60
Value Per
Share
------------------------------------------
------------------------------------------
Shares     3,713,669 53,889,126 56,177,418
Outstanding
------------------------------------------


      The following table shows the capitalization of Automated Government Cash Reserves, FirstMerit Government Money Market Fund, and on a pro forma basis as of May 22, 2002:

------------------------------------------
           FirstMeritAutomated  Automated
           GovernmentGovernment Government
           Money     Cash       Cash
           Market     Reserves  Reserves
             Fund               Pro
                                Forma
                                Combined

------------------------------------------
------------------------------------------
Net Assets $205,395,4$799,011,82$1,004,407,229
------------------------------------------
------------------------------------------
Net Asset  $1.00     $1.00      $1.00
Value Per
Share
------------------------------------------
------------------------------------------
Shares     205,395,40799,011,8251,004,407,229
Outstanding
------------------------------------------


      Federal Income Tax Consequences

      As a condition to each Reorganization, the Federated Fund and the corresponding FirstMerit Fund will receive an opinion of special counsel to the Trust, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o     the Reorganization as set forth in the relevant Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code, and the FirstMerit Fund and the Federated Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o     no gain or loss will be recognized by the Federated Fund upon its receipt of the FirstMerit Fund's assets solely in exchange for the Federated Fund's shares;

o     no gain or loss will be recognized by the FirstMerit Fund upon transfer of its assets to the Federated Fund solely in exchange for the Federated Fund's shares or upon the distribution of the Federated Fund's shares to the FirstMerit Fund's shareholders in exchange for their FirstMerit Fund's shares;

o     no gain or loss will be recognized by shareholders of the FirstMerit Fund upon exchange of their FirstMerit Fund shares for Federated Fund shares;

o     the tax basis of the assets of the FirstMerit Fund acquired by the
            Federated Fund will be the same as the tax basis of such assets to the FirstMerit Fund immediately prior to the Reorganization;

o     the aggregate tax basis of shares of the Federated  Fund received by each shareholder of the FirstMerit Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the FirstMerit Fund held by such shareholder immediately prior to the Reorganization;

o     the holding period of the FirstMerit Fund's assets in the hands of the
            Federated Fund will include the period during which those assets were held by the FirstMerit Fund; and

o the holding period of the Federated Fund's shares received by each shareholder of the FirstMerit Fund pursuant to the Reorganization will include the period during which the FirstMerit Fund shares exchanged therefor were held by such shareholder, provided the FirstMerit Fund shares were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Fund, the FirstMerit Fund or the FirstMerit Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the FirstMerit Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

a.    Agreement Among FirstMerit Advisers, Inc., FirstMerit Corporation and
                      Federated Investors, Inc.

      FirstMerit Advisers, Inc., FirstMerit Corporation and Federated Investors, Inc. entered into an agreement regarding FirstMerit Advisers, Inc.'s and FirstMerit Corporation's cooperation in the reorganization of the FirstMerit Funds and related matters. Pursuant to the agreement, FirstMerit Advisers, Inc. will be entitled to continuing payments for a period of time from subsidiaries of Federated Investors, Inc. following the Reorganization based on the amount of assets maintained in certain Federated mutual funds by shareholders of such Federated mutual funds which are customers of FirstMerit Corporation. Consummation of the agreement is conditioned upon, among other things, shareholders of the FirstMerit Funds approving the Reorganization.

      In connection with the Reorganization, it is expected that FirstMerit Corporation will enter into an agreement with subsidiaries of Federated Investors, Inc. under which FirstMerit Corporation will be entitled to receive servicing fees on shareholder accounts in Federated mutual funds for which FirstMerit Corporation provides services. For more information with respect to applicable arrangements for the payment of servicing fees, see "Comparative Fee Tables" and "Advisory and Other Fees" herein.









Reasons for the Reorganizations

      In April 2002, FirstMerit Advisers, Inc., adviser to FirstMerit Funds, determined that the low asset levels of the FirstMerit Funds cause the long-term viability of the FirstMerit Funds to be questionable and, accordingly, FirstMerit Advisers, Inc. proposed to FIMC, adviser for the Federated Fund and, through its affiliate FSC, distributor for the FirstMerit Funds, that FIMC consider the reorganizations of the FirstMerit Funds into the Federated Funds.

      The Board of Trustees met on May 15, 2002 to receive information concerning the Funds, to review this information and to consider the terms of the proposed Reorganizations. After consultation with legal counsel, the Board of Trustees, including the trustees who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plan and recommended its approval by the shareholders of the FirstMerit Funds. In approving the Reorganizations, the Board determined that participation in the Reorganizations is in the best interests of the FirstMerit Funds and that the interests of the shareholders of the FirstMerit Funds would not be diluted as a result of the Reorganizations. In approving the Plans, the Board considered a number of factors, including the following:

- the terms and conditions of the Reorganizations;

- the compatibility of the Funds' objectives, limitations and policies;

- performance history of the FirstMerit Funds and the Federated Funds;

- historical expense ratios of the FirstMerit Funds and the Federated Funds on a comparative basis and projected pro forma estimated expense ratios for the Federated Funds;

- the fact that the Reorganizations are expected to be free from federal taxes; and

- the agreement by FIMC or its affiliates to bear all expenses of the Reorganizations incurred by the FirstMerit Funds.

 BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF EACH
            FIRSTMERIT FUND APPROVE THE RESPECTIVE REORGANIZATIONS.

Comparative  Information on Shareholder Rights and Obligations

      GENERAL. Both the Federated Funds and the FirstMerit Funds are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value. Each of the Federated Trusts and the FirstMerit Trust is organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. Each of the Federated Trusts and the FirstMerit Trust is governed by its respective Declaration of Trust, Bylaws and Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of the Federated Trusts and shareholders of the FirstMerit Trust as set forth in the applicable Declaration of Trust and Bylaws are substantially identical. Set forth below is a brief summary of the significant rights of shareholders of the Federated Funds and shareholders of the FirstMerit Funds.

      SHARES OF THE FEDERATED FUNDS AND FIRSTMERIT FUNDS. The Federated Trusts are authorized to issue an unlimited number of shares of beneficial interest, which have no par value. Each Federated Fund is a separate series of the applicable Federated Trust. Automated Government Cash Reserves is a portfolio of Money Market Obligations Trust and has only one class of shares. The Board of Trustees of Federated Equity Funds has established three classes of shares of Federated Capital Appreciation Fund, known as Class A Shares, Class B Shares and Class C Shares. Each FirstMerit Fund is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. Each FirstMerit Fund is a portfolio of the FirstMerit Trust and has only one class of shares. Issued and outstanding shares of both the Federated Funds and FirstMerit Funds are fully paid and non-assessable, and freely transferable.

      VOTING RIGHTS. Neither the Federated Trusts nor the FirstMerit Trust is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of trustees under certain circumstances. Each of the Federated Trusts and the FirstMerit Trust requires that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of the Federated Trusts or the FirstMerit Trust, as the case may be, entitled to vote. Each share of each Federated Fund and each FirstMerit Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in each of the Federated Trusts and the FirstMerit Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

      TRUSTEES. The Declarations of Trust for the Federated Trusts and the Declaration of Trust for the FirstMerit Trust each provide that the term of office of each Trustee shall be for the lifetime of the applicable Federated Trust or the FirstMerit Trust, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. A Trustee of either Federated Trust or the FirstMerit Trust may be removed by :
(i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.


        LIABILITY OF TRUSTEES AND OFFICERS. Under both the Declarations of Trust for the Federated Trusts and the Declaration of Trust for the FirstMerit Trust, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declarations of Trust for the Federated Trusts and the Bylaws of the FirstMerit Trust each further provides that Trustees and officers will be indemnified by the applicable Federated Trust or the FirstMerit Trust, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

        SHAREHOLDER LIABILITY. Under certain circumstances, shareholders of either of the Federated Funds may be held personally liable as partners under Massachusetts law for obligations of the applicable Federated Trust on behalf of the applicable Federated Fund. To protect its shareholders, each Federated Trust has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Federated Trust. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the applicable Federated Trust or its Trustees enter into or sign.

        In the unlikely event a shareholder is held personally liable for a Federated Trust's obligations on behalf of a Federated Fund, the Federated Trust is required to use its property to protect or compensate the shareholder. On request, such Federated Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of such Federated Trust on behalf of such Federated Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if such Federated Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of such Federated Fund.

        Shareholders of each FirstMerit Fund have the same potential liability under Massachusetts law.

        TERMINATION. In the event of the termination of either Federated Trust or any portfolio or class of such Federated Trust or of the termination of either FirstMerit Fund, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.




         INFORMATION ABOUT THE FEDERATED FUNDS AND THE FIRSTMERIT FUNDS

Federated Funds

      Each Federated Trust, on behalf of the applicable Federated Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by such Federated Trust, on behalf of such Federated Fund, can be obtained by calling or writing such Federated Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington DC 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


      This Prospectus/Proxy Statement, which constitutes part of a separate Registration Statement filed by each Federated Trust, on behalf of the applicable Federated Fund, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in each such Registration Statement. Reference is hereby made to the Registration Statements and to the exhibits thereto for further information with respect to the applicable Federated Trust, the applicable Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.


FirstMerit Funds

      Each FirstMerit Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the FirstMerit Funds can be obtained by calling or writing the FirstMerit Funds and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous section or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).



              ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

      Proxies are being solicited by the Board of the FirstMerit Trust, on behalf of its portfolios, the FirstMerit Funds. The proxies will be voted at the special meeting of shareholders of the FirstMerit Funds to be held on August __, 2002 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FIMC. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of FIMC, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FIMC may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about July __, 2002, to shareholders of record at the close of business on June __, 2002 (the "Record Date").

      The annual report and semi-annual report for Federated Capital Appreciation Fund, which contain audited financial statements for the fiscal year ended October 31, 2001 and unaudited financial statements for the period ended April 30, 2002, respectively; the annual report for Automated Government Cash Reserves, which contains audited financial statements for the fiscal year ended April 30, 2002; and the annual reports and semi-annual reports for each FirstMerit Fund, which contain audited financial statements for the fiscal year ended November 30, 2001 and unaudited financial statements for the period ended May 31, 2001, respectively, were previously mailed to shareholders. The FirstMerit Funds will promptly provide, without charge and upon request, to each person to whom this Proxy Statement/Prospectus is delivered, a copy of the annual reports and/or the semi-annual reports for the Federated Funds and the FirstMerit Funds. Requests for annual reports or semi-annual reports for the Federated Funds and the FirstMerit Funds may be made in writing to the Federated Funds' and the FirstMerit Funds' principal executive offices or by calling the Federated Funds or the FirstMerit Funds. The principal executive offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237. The Federated Funds' toll-free telephone number is 1-800-341-7400 and the FirstMerit Funds' toll-free telephone number is 1-800-627-1289.

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the FirstMerit Trust is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

      Each FirstMerit Fund will vote separately on the approval of the Plan. In order to hold the Special Meeting with respect to a FirstMerit Fund, a "quorum" of shareholders of that Fund must be present. Holders of greater than fifty percent (50%) of the total number of outstanding shares of the applicable FirstMerit Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal relating to that Fund.

      Shareholder approval with respect to a FirstMerit Fund requires the affirmative vote of more than 50% of the outstanding shares of each of such FirstMerit Fund. In the event that shareholders of one FirstMerit Fund do not approve the Plan, the Reorganization will proceed with respect to the FirstMerit Fund that has approved the Plan, subject to the other conditions contained in the Plan having been met.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Combined Proxy Statement and Prospectus prior to any such adjournment if sufficient votes have been received for approval.

         BENEFICIAL SHARE OWNERSHIP OF THE FUNDS AND CERTAIN INTERESTS


      FirstMerit Equity Fund

Officers and Trustees of the Trust directly or indirectly own less than 1% of the FirstMerit Equity Fund's outstanding Shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Shares of the FirstMerit Equity Fund: _________________.


      Federated Capital Appreciation Fund

Officers and Trustees of the Trust directly or indirectly own less than 1% of the Federated Capital Appreciation Fund's outstanding Class A Shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of the Federated Capital Appreciation Fund:_______________.


      FirstMerit Government Money Market Fund

Officers and Trustees of the Trust directly or indirectly own less than 1% of the FirstMerit Government Money Market Fund's outstanding Shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of FirstMerit Government Money Market Fund: _______________.



      Automated Government Cash Reserves

Officers and Trustees of the Trust directly or indirectly own less than 1% of the Federated Automated Government Cash Reserves Fund's outstanding shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of Automated Government Cash Reserves: __________.





          OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The FirstMerit Trust is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to FirstMerit Trust, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Trust.

--------------------------------------------------------------------------------
 SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE
                                 UNITED STATES.
--------------------------------------------------------------------------------

                                                 By Order of the Board of
Trustees,


                                                -----------------------
                                                John W. McGonigle
                                                Secretary
June 30, 2002


                                                                       Exhibit A



                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION



      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of ______, 2002, by and between Federated Equity Funds, a Massachusetts business trust, with its principal place of business of 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Federated Trust"), with respect to its Federated Capital Appreciation Fund (the "Acquiring Fund"), a series of the Federated Trust; and FirstMerit Funds, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA 15237 (the "FirstMerit Trust"), with respect to its FirstMerit Equity Fund, a series of the FirstMerit Trust ("Selling Fund" and, collectively with the Acquiring Fund, the "Funds").

      This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Selling Fund in exchange for Class A Shares of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund and the liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, the Acquiring Fund and the Selling Fund are separate series of the Federated Trust and the FirstMerit Trust, respectively, and the Federated Trust and the FirstMerit Trust are open-end, registered management investment companies and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

      WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

      WHEREAS, the Trustees of the FirstMerit Trust have determined that the Reorganization, with respect to the Selling Fund, is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:




                                   ARTICLE I

  TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                      AND LIQUIDATION OF THE SELLING FUND


      1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to its corresponding Selling Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Selling Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the Closing Date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

      The Selling Fund has provided the Acquiring Fund with it most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. The Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Selling Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

      The Selling Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund, if requested by the Acquiring Fund, will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolio of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments, as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities, if, in the reasonable judgment of the Selling Fund's trustees or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

      1.3 LIABILITIES TO HE DISCHARGED. The Selling Fund will discharge all of its liabilities and obligations prior to the Closing Date.

      1.4 STATE FILINGS. Prior to the Closing Date, the Federated Trust shall make any filings with the Commonwealth of Massachusetts that may be required under the laws of the Commonwealth of Massachusetts, effective as of the respective Closing Date.

      1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph
1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

      1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued simultaneously to the Selling Fund, in an amount equal in value to the aggregate net asset value of the Selling Fund's shares to be distributed to Selling Fund shareholders.

      1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund.

      1.9 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

      1.10 BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.












                                   ARTICLE II

                                   VALUATION


      2.1 VALUATION. The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

      2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Federated Trust's Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Selling Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Selling Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by Federated Services Company, on behalf of the Acquiring Fund and the Selling Fund.




                                  ARTICLE III



                            CLOSING AND CLOSING DATE



      3.1 CLOSING DATE. The closing shall occur on or about August ___, 2002 or such other date(s) as the parties may agree to in writing (the "Closing
Date").   The Closing shall be held as of 8:00 a.m. Eastern time (the
"Effective time") at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

      3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) Selling Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal state stock transfer stamps, if any shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

      3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

      3.4 TRANSFER AGENT'S CERTIFICATE. Federated Services Company, as transfer agent for the Selling Fund as of the Closing Date shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the FirstMerit Trust or provide evidence satisfactory to the Selling Fund that the Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.


                                   ARTICLE IV



                         REPRESENTATIONS AND WARRANTIES



      4.1 REPRESENTATIONS OF THE SELLING FUND. The FirstMerit Trust, on behalf of the Selling Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:


a) The Selling Fund is a legally designated, separate series of a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

b) The FirstMerit Trust is registered as an open-end management investment company under the 1940 Act, and the FirstMerit Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the FirstMerit Trust's Declaration of trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Selling Fund as of November 30, 2001 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of November 30, 2001 and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Selling Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and report have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the FirstMerit Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the FirstMerit Trust, for itself and on behalf of the Selling Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the FirstMerit Trust, on behalf of the Selling Fund, as follows:

a) The Acquiring Fund is a legally designated, separate series of a voluntary association, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do no include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of October 31, 2001, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2001, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares and there are no outstanding securities convertible into any Acquiring Fund Shares.

j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

l) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

m) From the effective date of the Registration Statement (as defined in paragraph 5.7), through time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.




                                   ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND


      5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, the Acquiring Fund and the Selling Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

      5.2 APPROVAL OF SHAREHOLDERS. The FirstMerit Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

      5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

      5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the FirstMerit Trust's Treasurer.

      5.7 PREPARATION OF REGISTRATION STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Registration Statement in connection with the meeting of the Selling Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

      5.8 INVOLUNTARY CONVERSIONS. Notwithstanding any reservation of rights retained by the Acquiring Fund to involuntarily redeem shareholders for failure to maintain account balances equal to the minimum initial investment prescribed from time to time by the Acquiring Fund, the Federated Trust agrees that it will not exercise such rights with respect to any Selling Fund Shareholder.


                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND


      The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following condition:

      6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

      6.2 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the Rule 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Materials.

      6.3 As of the Closing Date, the Federated Trust's fidelity bond for the Acquiring Fund shall meet all applicable requirements under the 1940 Act based on the level of the Acquiring Fund's assets immediately after the Effective Time.


                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND


      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

      7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Selling Fund's name by the FirstMerit Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date to such effect and as too such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the FirstMerit Trust.


                                  ARTICLE VIII

 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND SELLING
                                      FUND


      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the FirstMerit Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may waive any such conditions for itself.

      8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Closing Date and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods ending on or before the Closing Date.

      8.6 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky, LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Selling Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a)(i)(C) of the Code, and the Acquiring Fund and the Selling Fund each will be "a party to a reorganization" within the meaning of
Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Shares.

c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization. The holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Such opinion shall be based on customary assumptions and such representations as Dickstein Shapiro Morin & Oshinsky LLP may reasonably request, and the Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.


                                   ARTICLE IX

                                    EXPENSES


      9.1 Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Selling Fund's participation in the Reorganization. Reorganization expenses include, without limitation:
(a) expenses associated with the preparation and filing of the Proxy Materials;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.


                                   ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES


      10.1 The Federated Trust, on behalf of the Acquiring Fund, and the FirstMerit Trust, on behalf of the Selling Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

      10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of the Acquiring Funds in paragraph 5.8, shall continue in effect beyond the consummation of the transactions contemplated hereunder.


                                   ARTICLE XI

                                  TERMINATION


      11.1 This Agreement may be terminated by the mutual agreement of the Federated Trust and the FirstMerit Trust. In addition, either the Federated Trust or the FirstMerit Trust may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the FirstMerit Trust or the Federated Trust, respectively, and notice given to the other party hereto.


      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Federated Trust, the FirstMerit Trust, or their respective Trustees or officers, but the Federated Trust shall bear the expenses incurred in the preparation and carrying out of this Agreement.




                                  ARTICLE XII



                                   AMENDMENTS



      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the FirstMerit Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.




                                  ARTICLE XIII



    HADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATIN OF LIABILITY



      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Trust Instrument of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the Federated Trust's Trust Instrument.

      13.6 It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the FirstMerit Trust personally, but shall bind only the trust property of the Selling Fund, as provided in the Declaration of Trust of the FirstMerit Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the FirstMerit Trust on behalf of the Selling Fund and signed by authorized officers of the FirstMerit Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the FirstMerit Trust's Declaration of trust.

      13.7 IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                              FIRSTMERIT FUNDS

                              By:
                                    ------------------------------------

                              Name:
                                    ------------------------------------

                              Title:      President

ACKNOWLEDGED

By:
      ------------------------------

Name:
      ------------------------------

Title:
            ------------------------------





                              FEDERATED EQUITY FUNDS

                              By:
                                    ------------------------------------

                              Name:
                                    ------------------------------------

                              Title:      President

ACKNOWLEDGED

By:
      ------------------------------

Name:
      ------------------------------

Title:
            ------------------------------




                         STATEMENT OF ADDITIONAL INFORMATION

                                 June 30, 2002


                          Acquisition of the Assets of

                             FIRSTMERIT EQUITY FUND
                        a portfolio of FirstMerit Funds

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-800-627-1289

                    By and in exchange for Class A Shares of

                      FEDERATED CAPITAL APPRECIATION FUND
                     a portfolio of Federated Equity Funds

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400

                          Acquisition of the Assets of

                    FIRSTMERIT GOVERNMENT MONEY MARKET FUND
                        a portfolio of FirstMerit Funds

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                         Telephone No.: 1-800-627-1289

                        By and in exchange for Shares of

                       AUTOMATED GOVERNMENT CASH RESERVES
                 a portfolio of Money Market Obligations Trust

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No.: 1-800-341-7400

      This Statement of Additional Information, dated June 30, 2002, is not a prospectus. A Combined Proxy Statement and Prospectus, dated June 30, 2002, related to the above-referenced matter may be obtained from Federated Equity Funds and Money Market Obligations Trust, on behalf of Federated Capital Appreciation Fund and Automated Government Cash Reserves, respectively, at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Combined Proxy Statement and Prospectus.


                               TABLE OF CONTENTS


1. Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2001.

2. Statement of Additional Information of FirstMerit Equity Fund, a portfolio of FirstMerit Funds, dated January 31, 2002.

3. Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated October 31, 2001.

4. Financial Statements of FirstMerit Equity Fund, a portfolio of FirstMerit Funds, dated November 30, 2001.

5. Statement of Additional Information of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, dated June 30, 2001.

6. Statement of Additional Information of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Funds, dated January 31, 2002.

7. Financial Statements of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, dated April 30, 2001.

8. Financial Statements of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Funds, dated November 30, 2001.

9. Unaudited Financial Statements of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, dated October 31, 2001.

10. Pro Forma Financial Information for acquisition of FirstMerit Government Money Market Fund by Automated Government Cash Reserves.

Pursuant to Item 14(a) of Form N-14, the pro forma financial statements required by Rule 11-01 or Regulation S-K have not been prepared to reflect the proposed acquisition of the assets of FirstMerit Equity Fund by Federated Capital Appreciation Fund because the net assets of FirstMerit Equity Fund do not exceed ten percent of the Federated Capital Appreciation Fund's net assets.




                     INFORMATION INCORPORATED BY REFERENCE



1. Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2001.

      The Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, is incorporated by reference to Post-Effective Amendment No. 55 on Form N-1A, which was filed with the Securities and Exchange Commission on or about December 27, 2001.

2. Statement of Additional Information of FirstMerit Equity Fund, a portfolio of FirstMerit Funds, dated January 31, 2002.

      The Statement of Additional Information of FirstMerit Equity Fund, a portfolio of FirstMerit Funds (the "FirstMerit Trust"), is incorporated by reference to Post-Effective Amendment No. 20 on Form N-1A, which was filed with the Securities and Exchange Commission on or about January 25, 2002.

3. Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated October 31, 2001.

      The audited financial statements of the Federated Capital Appreciation Fund dated October 31, 2001, including the Deloitte & Touche LLP Independent Auditors' Report dated December 7, 2001 related thereto, are incorporated by reference to the Annual Report to Shareholders of the Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, that was filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about December 21, 2001.

4. Financial Statements of FirstMerit Equity Fund, a portfolio of FirstMerit Trust, dated November 30, 2001.

      The audited financial statements of the FirstMerit Equity Fund dated November 30, 2001, are incorporated by reference to the Annual Report to Shareholders of the FirstMerit Equity Fund, a portfolio of FirstMerit Trust, that was filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about January 28, 2002.

5. Statement of Additional Information of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, dated June 30, 2001.

      The Statement of Additional Information of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, is incorporated by reference to Post-Effective Amendment No. 52 on Form N-1A, which was filed with the Securities and Exchange Commission on or about June 25, 2001.

6. Statement of Additional Information of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Trust, dated January 31, 2002.

      The Statement of Additional Information of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Trust, is incorporated by reference to Post-Effective Amendment No. 20 on Form N-1A, which was filed with the Securities and Exchange Commission on or about January 25,2002.

7. Financial Statements of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, dated April 30, 2001.

      The audited financial statements of the Automated Government Cash Reserves, dated April 30, 2001, are incorporated by reference to the Annual Report to Shareholders of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, that was filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about June 29, 2001.

8. Financial Statements of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Trust, dated November 30, 2001.

      The audited financial statements of the FirstMerit Government Money Market Fund dated November 30, 2001, are incorporated by reference to the Annual Report to Shareholders of the FirstMerit Government Money Market Fund, a portfolio of FirstMerit Trust, that was filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about January 28, 2002.

9. Unaudited Financial Statements of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, are incorporated by reference to the Semi-Annual Report to Shareholders of Money Market Obligations Trust, dated October 31, 2001, that was filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about December 17, 2001.

10. The Pro Forma Financial Information for the acquisition of FirstMerit Government Money Market Fund by Automated Government Cash Reserves, dated October 31, 2001 and April 30, 2001, is included herein.


                       Automated Government Cash Reserves
                    FirstMerit Government Money Market Fund
                    Notes to Pro Forma Financial Statements
                           April 30, 2001 (unaudited)

Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Automated Government Cash Reserves and FirstMerit Government Money Market Fund, collectively ("the Funds"), for the year ended April 30, 2001. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2001.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated herein by reference to the Annual Report to Shareholders of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, and the Annual Report to Shareholders of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Trust. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FirstMerit Government Money Market Fund for shares of Automated Government Cash Reserves. Under accounting principles generally accepted in the United States, Automated Government Cash Reserves will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect certain operating costs of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

For the year ended April 30, 2001, Automated Government Cash Reserves paid investment advisory fees computed at the annual rate of 0.50% as a percentage of average daily net assets. FirstMerit Government Money Market Fund paid investment advisory fees computed at the annual rate of 0.50% as a percentage of average daily net assets.


Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the issuance of 204,920,316 shares of Automated Government Cash Reserves in exchange for 204,920,316 shares of the FirstMerit Government Money Market Fund which would have been issued at April 30, 2001, in connection with the proposed reorganization.


                  Pro Forma Combining Portfolio of Investments
                           April 30, 2001 (unaudited)
  AutomatedFirstMerit                                  Automated   FirstMerit
         Government                                              Government
Govern             Pro Forma                       Government               Pro Forma
   Cash Money Market                                   Cash    Money Market
  Reserves  Fund     Combined                         Reserves      Fund      Combined
  --------------------------------------------------------------------------------------

                              (1 )Federal Farm                   9,796,444              9
                              Credit System,
                              Discount Notes,
  Government                  4.100%-6.710%,
  Agencies - 100.0%           5/16/2001-12/7/2001   $145,787,6452            $175,584,08
                              -----------------------
                              ----------------------------------------------------------
  147,0030,000,000   177,000,000
                              -----------------------
  42,000-000         42,000,00(2) Federal Farm      41,990,966  -            41,990,966
                              Credit System,
                              Floating Rate Notes,
                              4.291%- 4.919%,
                              5/1/2001-5/30/2001
                              -----------------------
  4,500,55,000,000   59,500,00Federal Farm Credit   4,509,834   55,000,000   59,509,834
                              System, Notes,
                              4.450%-6.400%,
                              5/1/01-3/1/2002
                              -----------------------
  -     5,000,000    5,000,000Federal Home Loan     -           5,000,000    5,000,000
                              Bank System, Note,
                              6.750%, 5/4/2001
                              -----------------------
  157,00115,324,000  157,000,0(1) Federal Home Loan 155,681,730 114,996,578  270,678,308
                              Bank System, Discount
                              Notes,
                              4.070%-5.850%,
                              5/1/2001-9/28/2001
                              -----------------------
  105,50-,000        105,500,0(2) Federal Home Loan 105,471,717 -            105,471,717
                              Bank System, Floating
                              Rate Notes,
                              4.141%-5.465%,
                              5/1/2001-7/19/2001

         000         39,800,00Federal Home Loan
                              Bank System, Notes,
                              4.500%-7.440%,
  39,800-                     5/22/2001-5/15/2002   40,009,674  -            40,009,674
                              -----------------------
         000         29,000,00(1) Student Loan
                              Marketing
                              Association, Discount
                              Notes, 4.190%,
  29,000-                     6/20/2001             28,831,236  -            28,831,236
                              -----------------------
  35,000-000         35,000,00(2) Student Loan      34,994,482  -            34,994,482
                              Marketing
                              Association, Floating
                              Rate Notes,
                              4.161%-4.261%,
                              5/8/2001
                              -----------------------
         000         15,000,00Student Loan
                              Marketing
                              Association, Master
                              Notes, 4.141%,
  15,000-                     5/1/2001              15,000,000  -            15,000,000
                              -----------------------
  3,000,-00          3,000,000Student Loan          3,004,968   -            3,004,968
                              Marketing
                              Association, Note,
                              6.470%, 9/5/2001
                              -----------------------
  121,00-,000        121,000,0(1) Tennessee Valley  120,783,883 -            120,783,883
                              Authority, Discount
                              Notes, 4.180%-4.800%,
                              5/2/2001-6/6/2001
                              -----------------------

                              -----------------------
                                  Total Investments $696,066,135 $           $900,859,157
                              (AT AMORTIZED COST)(3)            204,793,022
                              ----------------------------------------------------------


(1) Discount rate at time of purchase.

(2)  Floating rate note with current rate and next reset date shown.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($900,915,893) at April 30, 2001.


  Automated Government Cash Reserves Fund & FirstMerit Government Money Market
                                      Fund
            Pro Forma Combining Statements of Assets and Liabilities
                           April 30, 2001 (unaudited)


                                                   FirstMerit
                                   Automated       Government
                                Government Cash   Money Market   Pro Forma   Proforma
                                   Reserves           Fund       Adjustment  Combined
                                ---------------- ---------------------------------------
 Assets:
 ---------------------------
 Investments in                                                             00,859,157
 securities, at value            $ 696,066,135    $204,793,022   -         9
 ---------------------------
 Cash                           757,593          168                       757,761
 ---------------------------
 Income receivable              1,789,284        902,485         -         2,691,769
 ---------------------------
 Receivable for shares sold     16,274           -               -         16,274
 ---------------------------    ---------------- ---------------------------------------
      Total assets              698,629,286      205,695,675     -         904,324,961
 ---------------------------    ---------------- ---------------------------------------
 Liabilities:
 ---------------------------
 Payable for shares              98,705                                      98,705
 redeemed                                      -               -
 ---------------------------
 Income distributions            2,367,880         769,775                    3,137,655
 payable                                                       -
 ---------------------------
 Accrued expenses               167,124          5,584           -         172,708
 ---------------------------    ---------------- ---------------------------------------
      Total liabilities         2,633,709        775,359         -         3,409,068
 ---------------------------    ---------------- ---------------------------------------
                                                                  $   -
 Net Assets                      $695,995,577     $204,920,316             $900,915,893
 ---------------------------    ---------------- ---------------------------------------
 Net Asset Value, Offering
 Price and
    Redemption Proceeds
 Per Share
 ---------------------------
 Net Asset Value and
 Redemption Proceeds
    Per Share                    $ 1.00           $1.00           $   -     $ 1.00
 ---------------------------    ---------------- ---------------------------------------
 Shares Outstanding:            695,995,577      204,920,316     -         900,915,893
 ---------------------------    ---------------- ---------------------------------------

(See Notes to Pro Forma Financial Statements)

                    Automated Government Cash Reserves Fund
                          FirstMerit Money Market Fund
                  Pro Forma Combining Statements of Operations
                      Year Ended April 30, 2001(unaudited)

                                 Automated      FirstMerit
                                                Government
                              Government Cash  Money Market   Pro Forma      Pro Forma
                                 Reserves          Fund       Adjustment     Combined
                             ---------------------------------------------  ------------
Investment Income:
Interest                      $43,798,520       $12,111,891   $  -          $55,910,411
                             ---------------------------------------------  ------------
Expenses:
Investment adviser fee       3,502,999         987,442            -         4,490,441
Administrative personnel and                   285,717                   (a)
services fee                 527,552                         (137,206)     676,063
Custodian fees               35,955            12,491             -         48,446
Transfer and dividend
disbursing agent
  fees and expenses          29,832            88,971         (52,200)   (b)66,603
Directors' fees              5,293             6,615          (6,615)    (c)5,293
Auditing fees                11,489            12,883         (12,883)   (d)11,489
Legal fees                   4,666             5,895          (5,895)    (e)4,666
Portfolio accounting fees    105,209           52,482         (42,607)   (f)115,084
Shareholder services fees    1,751,500         -                  -         1,751,500
Share registration costs     19,212            922                -         20,134
Printing and postage         8,503             37,731         (11,500)   (g)34,734
Insurance premiums           2,136             1,037              -         3,173
Miscellaneous                15,492            1,784              -         17,276
                             ---------------------------------------------  ------------
     Total expenses          6,019,838         1,493,970      (268,906)     7,244,902
                             ---------------------------------------------  ------------
Waivers --
     Waiver of investment                                     43,785     (h)
adviser fee                  (1,855,474)        (394,977)    3              (1,906,666)
                             ---------------------------------------------
Net Expenses                 4,164,364         1,098,993     74,879         5,338,236
                             ---------------------------------------------
                                                                            ------------
     Net investment income    $39,634,156       $11,012,898   $ (74,879)
                                                                            $50,572,175
                             ---------------------------------------------  ------------


(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)

                       Automated Government Cash Reserves
                    FirstMerit Government Money Market Fund
             Notes to Pro Forma Combining Statements of Operations
                     Year Ended April 30, 2001 (unaudited)


(a) The fee paid to Federated Services Company ("FServ") is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

(b) FServ through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The
fee paid to FSSC is based on the level of   average aggregate net assets of
Automated Government Cash Reserves for the period. Adjustment reflects the Transfer Agent's fee reductions due to the combining of two portfolios into one. Out-of-pocket fees for FirstMerit remain as part of the accrual.

(c) Adjustment to reflect the Director's fee reductions due to the combining of two portfolios into one.

(d) Adjustment to reflect the Auditing fee reductions due to the combining of two portfolios into one.

(e) Adjustment to reflect the Legal fee reductions due to the combining of two portfolios into one.

(f) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of in Automated Government Cash Reserves plus out-of-pocket expenses for the period.
Additional assets in Automated Government Cash Reserves would be accrued at the lowest scale level of .00005%. FirstMerit is accruing at a rate of .0003% on the first $100,000,000 and .0002% on the second $200,000,000.

(g) Adjustment to reflect expense reductions in printing and postage for all typesetting costs for the FirstMerit prospectus, annual, semiannual and SAI. Cost of printing and mailing reports to Shareholders remains.

(h) Adjustment to reflect waiver of investment adviser fee to maintain the net expense ratio of Automated Government Cash Reserves at the current level of 0.59% after the combining of assets.





                       Automated Government Cash Reserves
                    FirstMerit Government Money Market Fund
                    Notes to Pro Forma Financial Statements
                          October 31, 2001 (unaudited)

Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Automated Government Cash Reserves and FirstMerit Government Money Market Fund, collectively ("the Funds"), for the six months ended October 31, 2001. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2001.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated herein by reference to the Semi-Annual Report to Shareholders of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, and the Semi-Annual Report to Shareholders of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Trust. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FirstMerit Government Money Market Fund for shares of Automated Government Cash Reserves. Under accounting principles generally accepted in the United States, Automated Government Cash Reserves will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect certain operating costs of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

For the six months ended October 31, 2001, Automated Government Cash Reserves paid investment advisory fees computed at the annual rate of 0.50% as a percentage of average daily net assets. FirstMerit Government Money Market Fund paid investment advisory fees computed at the annual rate of 0.50% as a percentage of average daily net assets.


Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the issuance of 209,281,141 shares of Automated Government Cash Reserves in exchange for 209,281,141 shares of the FirstMerit Government Money Market Fund which would have been issued at October 31, 2001, in connection with the proposed reorganization.

                  Pro Forma Combining Portfolio of Investments
                          October 31, 2001 (unaudited)



 Automated  FirstMerit                               Automated FirstMerit
            Government                                         Government
 Government Money                                   Government Money
    Cash      Market  Pro Forma                      Cash     Market  Pro Forma
  Reserves     Fund   Combined                       Reserves    Fund    Combined
-----------------------------------------------------------------------------------
Government Agencies -
101.9%
             0,000,000         (1 )Federal Farm                 9,958,404
                      195,500,0Credit System,
                               Discount Notes,
                               2.050%-5.660%,
 175,500,0002                  11/14/2001-12/19/2001$175,006,511        $194,964,91
                               ----------------------
  66,000,000         -66,000,00(2) Federal Farm      65,987,092        -65,987,092
                               Credit System,
                               Floating Rate Notes,
                               2.150%- 2.478%,
                               11/02/2001-1/27/2002
                               ----------------------
  28,631,00060,000,00088,631,00Federal Farm Credt    28,695,96160,000,0088,695,961
                               System, Notes,
                               2.100%-6.625%,
                               11/01/2001-8/12/2002
                               ----------------------
 284,000,000128,853,000        (1) Federal Home     283,087,252128,533,3411,620,621
                       12,853,0Loan Bank System,
                               Discount Notes,
                               2.100%- 3.854%,
                      4        11/01/2001-8/12/2002
                               ----------------------
                               (2) Federal Home                          15,858,132
                       15,910,0Loan Bank System,
                               Floating Rate Notes,
                     -         2.240%-3.410%,
 115,910,000          1        11/1/2001-1/21/2002  115,858,132        -1
                               ----------------------
  67,035,000         -67,035,00Federal Home Loan     67,589,060        -67,589,060
                               Bank System, Notes,
                               2.560%-7.250%,
                               12/14/2001-11/5/2002
                               ----------------------
  32,000,000         -32,000,00(1) Student Loan      31,742,323        -31,742,323
                               Marketing
                               Association,
                               Discount Notes,
                               2.310%-3.690%,
                               1/25/2002-7/15/2002
                               ----------------------
                       2,000,00(2) Student Loan                          1,999,908
                               Marketing
                               Association,
                               Floating Rate Notes,
                               2.389%-2.439%,
  12,000,000         -1        11/6/2001             11,999,908        -1
                               ----------------------
  21,000,000         -21,000,00Student Loan          21,000,000        -21,000,000
                               Marketing
                               Association, Master
                               Note, 2.289%,
                               10/08/2002
                               ----------------------
   2,000,000         -2,000,000Tennessee Valley       2,061,355        - 2,061,355
                               Authority, Bond,
                               6.000%, 9/24/2002
                               ----------------------------------------------------
                                otal Investments
                               TAT AMORTIZED
                               (OST)(3)                        $08,491,772
                               C                    $803,027,592        $1,011,519,366
                               ----------------------------------------------------

 (1) Discount rate at time of purchase.

 (2)  Floating rate note with current rate and next reset date shown.

 (3) Also represents cost for federal tax purposes.

 Note: The categories of investments are shown as a percentage of net assets (992,863,246) at October 31, 2001.

  Automated Government Cash Reserves Fund & FirstMerit Government Money Market
                                      Fund
            Pro Forma Combining Statements of Assets and Liabilities
                          October 31, 2001 (unaudited)


                                                FirstMerit
                                  Automated     Government
                                 Government        Money      Pro Forma
                                    Cash          Market                  Proforma
                                  Reserves         Fund       Adjustment  Combined
                                -------------- -------------- -----------------------
        Assets:
        -----------------------
        Investments in                                                    1,011,519,366
        securities, at value     $803,027,594   $208,491,772           -
        -----------------------
        Cash                          356,464        670,268               1,026,732
        -----------------------
                                                                       -           -
        -----------------------
        Income receivable           1,808,544        560,932           -   2,369,476
        ----------------------- -------------- -------------- -----------------------
             Total assets         805,192,602    209,722,972           - 1,014,915,574
        ----------------------- -------------- -------------- -----------------------
        Liabilities:
        -----------------------
        Payable for
        investments purchased      19,740,213              -           -  19,740,213
        -----------------------
        Income distribution
        payable                     1,683,501        404,834           -   2,088,335
        -----------------------
        Accrued expenses              186,783         36,997           -     223,780
        ----------------------- -------------- -------------- -----------------------
             Total liabilities     21,610,497        441,831           -  22,052,328
        ----------------------- -------------- -------------- -----------------------
                                                                          $
        Net Assets               $783,582,105   $209,281,141           - 992,863,246
        ----------------------- -------------- -------------- -----------------------
        Net Asset Value,
        Offering Price and
           Redemption
        Proceeds Per Share
        -----------------------
        Net Asset Value and
        Redemption Proceeds
           Per Share                    $1.00          $1.00           -      $ 1.00
        ----------------------- -------------- -------------- -----------------------
        Shares Outstanding:       783,582,105    209,281,141           - 992,863,246
        ----------------------- -------------- -------------- -----------------------

(See Notes to Pro Forma Financial Statements)


                    Automated Government Cash Reserves Fund
                    FirstMerit Government Money Market Fund
                  Pro Forma Combining Statements of Operations
                 Six Months Ended October 31, 2001 (unaudited)





                                              FirstMerit
                              Automated       Government
                              Government
                                 Cash        Money Market    Pro Forma     Pro Forma
                               Reserves          Fund       Adjustment     Combined
                            --------------- ----------------------------  ------------
     Investment Income:
                                                                           $
     Interest                  $14,774,915       $4,086,996        $  -    18,861,911
     Expenses:
     Investment adviser
     fee                         1,920,827          531,886           -     2,452,713
     Administrative
     personnel and                                             (76,520)(a)
     services fee                  289,277          156,515                   369,272
     Custodian fees                 18,637            5,491           -        24,128
     Transfer and
     dividend disbursing
     agent
                                                               (26,100)
       fees and expenses            15,174           39,883            (b)     28,957
                                                                (4,089)
     Directors' fees                 2,498            4,089            (c)      2,498
                                                                (7,091)
     Auditing fees                   5,380            7,091            (d)      5,380
                                                                (2,322)
     Legal fees                      2,882            2,322            (e)      2,882
     Portfolio accounting                                      (23,322)
     fees                           54,758           28,641            (f)     60,077
     Shareholder services
     fees                          960,414                -           -       960,414
     Share registration
     costs                          18,214            9,411           -        27,625
                                                                (5,750)
     Printing and postage            6,728           18,319            (g)     19,297
     Insurance premiums              1,154              634           -         1,788
     Miscellaneous                   9,415            3,293           -        12,708
                            --------------- ----------------------------  ------------
          Total expenses         3,305,358          807,575   (145,194)     3,967,739
                            --------------- ----------------------------  ------------
     Waivers --
          Waiver of
     investment adviser                                         181,919 h)
     fee                       (1,021,119)        (212,754)            (  (1,051,954)
                            --------------- ----------------------------
                                                                          ------------
     Net Expenses                2,284,239          594,821      36,725     2,915,785
                            --------------- ----------------------------  ------------
          Net investment      $ 12,490,676     $  3,492,175  $ (36,725)    $
     income                                                                15,946,126
                            --------------- ----------------------------  ------------


(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)

                       Automated Government Cash Reserves
                    FirstMerit Government Money Market Fund
             Notes to Pro Forma Combining Statements of Operations
                 Six Months Ended October 31, 2001 (unaudited)


(a) The fee paid to Federated Services Company ("FServ") is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

(b) FServ through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The
fee paid to FSSC is based on the level of   average aggregate net assets of
Automated Government Cash Reserves for the period. Adjustment reflects the Transfer Agent's fee reductions due to the combining of two portfolios into one. Out-of-pocket fees for FirstMerit remain as part of the accrual.

(c) Adjustment to reflect the Director's fee reductions due to the combining of two portfolios into one.

(d) Adjustment to reflect the Auditing fee reductions due to the combining of two portfolios into one.

(e) Adjustment to reflect the Legal fee reductions due to the combining of two portfolios into one.

(f) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of Automated Government Cash Reserves plus out-of-pocket expenses for the period. Additional assets in Automated Government Cash Reserves would be accrued at the lowest scale level of .00005%. FirstMerit is accruing at a rate of .0003% on the first $100,000,000 and .0002% on the second $200,000,000.

(g) Adjustment to reflect expense reductions in printing and postage for all typesetting costs for the FirstMerit prospectus, annual, semiannual and SAI. Cost of printing and mailing reports to Shareholders remains.

(h) Adjustment to reflect waiver of investment adviser fee to maintain the net expense ratio of Automated Government Cash Reserves at the current level of 0.59% after the combining of assets.







                                FIRSTMERIT FUNDS

                             FirstMerit Equity Fund
                    FirstMerit Government Money Market Fund



Investment Adviser
FIRSTMERIT ADVISERS, INC.
121 South Main Street
Akron, OH 44208-1440

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED SERVICES COMPANY
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779






PART C.      OTHER INFORMATION.

Item 15.  Indemnification:

      Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

      Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits.

1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant;(12)
1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.5 Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.6 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)
2     Copy of Amended and Restated By-Laws of the Registrant;(12)
2.1   Copy of Amendment No. 5 to the By-Laws of the Registrant;(18)
2.2   Copy of Amendment No. 6 to the By-Laws of the Registrant;(18)
2.3   Copy of Amendment No. 7 to the By-Laws of the Registrant;(18)
3     Not Applicable
4 Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of the Registration Statement*


5 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund);(7)
5.1 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund);(8)
5.2 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund);(9)
5.3 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund);(13)
6 Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund);(5)
6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively;(10)
6.2 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth Fund);(14)
6.3 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Communications Technology Fund, respectively;(19)
6.4 Conformed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund;(20)
6.5 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant;(21)
6.6   Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant;(21)
6.7   Conformed copy of Amendment #1 to Schedule 1 of the Investment
      Advisory Contract of the Registrant;(21)
6.8   Conformed copy of Amendment #2 to Schedule 1 of the Investment
      Advisory Contract of the Registrant;(21)
6.9   Conformed copy of Amendment #3 to Schedule 1 of the Investment
      Advisory Contract of the Registrant;(21)
6.10  Conformed copy of Exhibit I to Registrant's Investment Advisory
      Contract;(22)
6.11 Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto, dated December 1, 2000;(23)
6.12 Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant (Federated Kaufmann Fund); (23)
6.13 Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant (Federated Large Cap Tech Fund); (23)
6.14 Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant (Federated Market Opportunities Fund); (23)
6.15 Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (23)
7     Conformed copy of Distributor's Contract of the Registrant;(10)
7.1 Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares);(10)
7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares);(10)
7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares);(10)
7.4 Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares);(14)
7.5   Conformed copy of Distributor's Contract (Class B Shares);(16)
7.6 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares);(19)
7.7 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares);(10)
7.8 Conformed copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares);(20)
7.9 Conformed copies of Exhibits S and T to the Distributor's Contract for Class A and C Shares of Federated Market Opportunity Fund;(22)
7.10 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269);
7.11  Conformed copy of Amendment to Distributor's Contract of the
      Registrant; (23)
8     Not Applicable;
9     Conformed copy of the Custodian Agreement of the Registrant;(6)
9.1   Conformed copy of the Custodian Fee Schedule; (15)
10    Conformed copy of Distribution Plan of the Registrant;(10)
10.1 Conformed copies of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares);(10)
10.2 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares);(10)
10.3 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares);(10)
10.4 Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth fund (Class A and C Shares);(14)
10.5 The responses described in Item 23(e) (xii) of Form N-1A are hereby incorporated by reference.
10.6  Conformed copy of Amendment to the Distribution Plan (Class B
      Shares);(16)
10.7  Conformed copies of Exhibits L, M, N & O to the Distribution Plan;(19)
10.8 Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund, (Class A and C Shares);(20)
10.9 Conformed copy of Exhibit B to the Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund;(22)
10.1 Conformed copy of Exhibits D &E to Registrant's Distribution Plan for Class B and Class C Shares of Federated Growth Strategies Fund;(22)
10.11 Conformed copy of Exhibits F, G & H to Registrant's Distribution Plan for Class A, B and C Shares of Federated Capital Appreciation Fund;(22)
10.12 Conformed copy of Exhibits I, J & K to Registrant's Distribution Plan for Class A, B & C of Federated Aggressive Growth Fund;(22)
10.12 Conformed copy of Exhibits L & M to Registrant's Distribution Plan for Class A & C Shares of Federated Large Cap Growth Fund;(22)
10.13 Conformed copy of Exhibits N & O to Registrant's Distribution Plan for Class A & C Shares of Federated Communication Technology Fund;(22)
10.14 Conformed copy of Exhibits P & Q to Registrant's Distribution Plan for Class A & C Shares of Federated new Economy Fund;(22)
10.15 Conformed copy of Exhibits R & S to Registrant's Distribution Plan for Class A & C Shares of Federated Market Opportunity Fund;(22)
10.16 Conformed copy of Exhibit T to Registrant's Distribution Plan for
      Class K Shares of Federated Kaufmann Fund;(22)
10.17 Conformed copy of Exhibits U & V to Registrant's Distribution Plan for class A & C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund;(22)
10.18 Copy of Schedule A to the Distribution Plan;(19)
10.19 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment
      Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-);
10.20 Conformed copy of Amendment to the Distribution Plan (Class B Shares);
      (23)
11    Form of Opinion and Consent of Counsel regarding the legality of shares being issued;*
12 Opinion regarding tax consequences of Reorganization (Definitive copy to be filed by Amendment);
13    Conformed copy of Amended and Restated Shareholder Services
      Agreement;(15)
13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency
      Services and Custody Services Procurement;(17)
13.2 Conformed copy of Principal Shareholder Services Agreement (Class B Shares);(16)
13.3  Conformed copy of Shareholder Services Agreement (Class B Shares);(16)
13.4 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021).
13.5 Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375);
13.6 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (23)
13.7 Conformed copy of Exhibit 1 to the Principal Shareholder Service's Agreement (Class B Shares); (23)
13.8 Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares); (23)
14    Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
14.1 Conformed copy of consent of Independent Auditors of Federated Capital Appreciation Fund, Deloitte & Touche LLP;*
14.2 Conformed copy of consent of Independent Auditors of FirstMerit Funds, Arthur Andersen LLP; *
15    Not Applicable;
16    Conformed copy of Power of Attorney;(19)
16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant;(19)
16.2  Conformed copy of Power of Attorney of Trustee of the Registrant;(19)
16.3  Conformed copy of Limited Power of Attorney;(19)
17    Form of Proxy.*
      ......
------------
*     Filed electronically
2 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985 (File Nos.
      2-91090 and 811-4017)
3 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)
5 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)
6 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)
8 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)
9 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)
10 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)
11 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)
12 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)
13 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)
14 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
15 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)
16 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos.
      33-52149 and 811-7141)
17 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos.
      2-91090 and 811-4017)
18 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
21 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
22 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos.
      2-91090 and 811-4017)
23 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)

Item 17.  Undertakings.

      (1)...The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2)...The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3)...The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

      [Signatures Next Page]


                                   SIGNATURES


    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on May 31, 2002.


                                FEDERATED EQUITY FUNDS


                                                      By: /s/ G. Andrew
                                                      Bonnewell
                                                      Name: G. Andrew Bonnewell
                                                      Title: Assistant Secretary
                                                      Attorney-In-Fact for John
                                                      F. Donahue
                                                      May 31, 2002

                  [Signatures Continued Next Page]

    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

           NAME                       TITLE                      DATE

   /s/ G. Andrew Bonnewell  Assistant Secretary and   May 31, 2002
----------------------------
G. Andrew Bonnewell         Attorney-In-Fact for the
                            Persons Listed Below
                            Chairman and Trustee
------------------------
John F. Donahue*            (Chief Executive Officer)

                            President and Trustee
------------------------
J. Christopher Donahue*

                            Treasurer
------------------------
Richard J. Thomas*          (Principal Financial and
                            Accounting Officer)
                            Chief Investment Officer
------------------------
J. Thomas Madden*

                            Trustee
------------------------
Thomas G. Bigley*

                            Trustee
------------------------
John T. Conroy, Jr.*

                            Trustee
------------------------
Nicholas P. Constantakis*

                            Trustee
------------------------
John F. Cunningham*

                            Trustee
------------------------
Lawrence D. Ellis, M.D.*

                            Trustee
------------------------
Peter E. Madden*

                            Trustee
------------------------
Charles F. Mansfield, Jr.*

                            Trustee
------------------------
John E. Murray, Jr., J.D.,
S.J.D.*

                            Trustee
------------------------
Marjorie P. Smuts*

                            Trustee
------------------------
John S. Walsh*


* By Power of Attorney






--------